Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares Underlying Options Outstanding [Member]
Excluded anti-dilutive stock options and warrants	7,434,561	6,770,777
Shares Underlying Warrants Outstanding [Member]
Excluded anti-dilutive stock options and warrants	6,642,344	7,099,010
Unvested Restricted Stock [Member]
Excluded anti-dilutive stock options and warrants	449,043	799,387